PREFERRED (Details Narratve) - USD ($)		1 Months Ended		9 Months Ended		12 Months Ended
	Dec. 07, 2020	Aug. 23, 2019	Aug. 08, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	May 07, 2020	Jan. 03, 2020	Dec. 31, 2019	Dec. 12, 2019	Dec. 09, 2019	Nov. 20, 2015
Accrued dividends payable						$ 107,880
Preferred stock, shares authorized				19,300,000		19,300,000			19,300,000			25,000,000
Additional paid-in capital				$ 56,330,450		$ 52,693,974			$ 15,971,392
Preferred stock dividend accrued					$ 161,880
Preferred stock, par value				$ 0.00001		$ 0.00001			$ 0.00001
First Capital Ventures [Member]
Issuane of warrants upon purchase of common stock, shares			144,317
Issuane of warrants upon purchase of common stock, amount			$ 122,889
Exercise price			$ 1.039375
Series A-1 Convertible Preferred stock [Member]
Preferred stock, shares authorized				2,700,000		2,700,000			2,700,000
Convertible preferred stock converted	2,700,000
Right of dividend				8.00%		8.00%
Converted shares of common stock	2,700,000
Purchase price from SPV, shares										1,000,000
Preferred stock shares sold						2,700,000			1,000,000
Preferred stock dividend accrued					$ 161,880
Purchase price from SPV, amount										$ 1,000,000
Preferred stock, par value				$ 0.00001		$ 0.00001			$ 0.00001
Series A Convertible Preferred Stock [Member]
Preferred stock, shares authorized				3,000,000		3,000,000			3,000,000			3,000,000
Convertible preferred stock converted						1,388,575
Common stock shares issuable for preferred stock						417,491
Conversion price						$ 3.326
Additional paid-in capital						$ 1,329,561
Preferred stock, par value				$ 0.00001		$ 0.00001			$ 0.00001			$ 0.00001
Preferred stock conversion description				Series A Convertible Preferred Stock are convertible at a 35% discount rate to the average closing price per share of the Company’s common stock (either as listed on a national exchange or as quoted over-the-market) for the last 15 trading days immediately prior to conversion. However, no conversions of the Series A Convertible Preferred Stock to shares of common stock can occur unless the average closing price per share of the Company’s common stock (either as listed on a national exchange or as quoted over-the-market) for the last 15 trading days immediately prior to conversion is at least $1.67. The shares of Series A Convertible Preferred Stock vote on a one for one basis. The right of conversion is limited by the fact the holder of the Series A Convertible Preferred Stock may not convert if such conversion would cause the holder to beneficially own more than 4.9% of the Company’s common stock after giving effect to such conversion.		A Convertible Preferred Stock are convertible at a 35% discount rate to the average closing price per share of the Company’s common stock (either as listed on a national exchange or as quoted over-the-market) for the last 15 trading days immediately prior to conversion. However, no conversions of the Series A Convertible Preferred Stock to shares of common stock can occur unless the average closing price per share of the Corporation’s common stock (either as listed on a national exchange or as quoted over-the-market) for the last 15 trading days immediately prior to conversion is at least $1.67
Business Development [Member]
Agreement term			The Company agreed to enter into a “business development” agreement with FCV, or its assignee, on the sale of the first $1,000,000 of 8%
Investment Agreement [Member] | Convertible Preferred Stock [Member]
Raises fund description			The Company desired to raise between $1,000,000 and $2,000,000 from the sale of its 8% Series A-1 Convertible Preferred Stock and FCV intends to raise between $1,000,000 and $2,000,000 (net after offering expenses) in a special purchase vehicle (“SPV”) created by FCV to purchase the 8% Series A-1 Convertible Preferred Stock. The Company granted FCV and its assigns, the exclusive right to purchase the 8%
SOBR SAFE, LLC [Member] | Asset Purchase Agreement [Member]
Convertible preferred stock issuable							2,700,000
SOBR SAFE, LLC [Member] | Series A-1 Preferred Stock Purchase Agreement [Member] | Series A-1 Convertible Preferred stock [Member] | Director [Member]
Preferred stock, shares authorized											2,000,000
Right of dividend											8.00%
Shares issuance price											$ 1
Preferences and rights of preferred stock			(a) dividend rights of 8% per annum based on the original issuance price of $1 per share, (b) liquidation preference over the Company’s common stock, (c) conversion rights into shares of the Company’s common stock at $1 per share (not to be affected by any reverse stock split in connection with the Asset Purchase Agreement with IDTEC), (d) redemption rights such that we have the right, upon 30 days written notice, at any time after one year from the date of
Vernon Justus [Member] | Share Exchange Agreement [Member]
Convertible preferred stock converted		867,932
Common stock shares issuable for preferred stock		260,954
Fair value of the common shares		$ 36,887
Conversion price		$ 3.326						$ 0.133
Additional paid-in capital		$ 831,045				$ 831,045
Michael Lanphere [Member] | Share Exchange Agreement [Member]
Convertible preferred stock converted		520,643
Common stock shares issuable for preferred stock		156,537
Fair value of the common shares		$ 22,127
Conversion price		$ 3.326						$ 0.133
Additional paid-in capital						$ 498,516